STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated April 2, 2008 to the

Statement of Additional Information dated May 1, 2007

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective as of April 1, 2008, the Directors and Officers table on page 10 of the Statement of Additional Information under the heading “Management of the Funds” is replaced with the following:

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

DISINTERESTED DIRECTORS*

John J. Lombard, Jr. (73) Director	SMCF 1984 SMDS 1988 SFI 1993	Mr. Lombard is special counsel to the law firm of McCarter & English, LLP.	Three	None

Lois Rothenberger (57)	Since 2008	Ms. Rothenberger is director of finance of Meadowood Corporation, a non-profit retirement community.	Three	None

Richard W. Stevens (74) Director	SMCF 1972 SMDS 1989 SFI 1993	Mr. Stevens is an attorney in private practice.	Three	None

Frank Thomas (60) Director	Since 2003	Mr. Thomas is an attorney in private practice.	Three	None

H. Drake Williams, Jr. (68) Director	Since 2005	Mr. Williams is retired.	Three	None

Joel H. Wilson (59) Director	Since 2005	Mr. Wilson is Co-Owner and Principal of Kennedy Tool & Die, Inc.	Three	None

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INTERESTED DIRECTORS**

James W. Stratton[2,3] (71) Chairman, Chief Executive Officer and Director	SMCF 1972 SMDS 1980 SFI 1993	Mr. Stratton is a Director of the investment advisor, Stratton Management Company.	Three	Director of Amerigas Propane Ltd. (energy) and UGI Corp., Inc. (utility-natural gas).

Lynne M. Cannon[2] (52) Director	Since 1995	Ms. Cannon is a Vice President and Director of Transfer Agency Services of PFPC Inc.	Three	None

OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (61) President of Stratton Multi-Cap Fund, Inc. and Vice President of Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.	SMCF 2000 SMDS 2000 SFI 1993	Mr. Affleck is Chairman and Director of the investment advisor, Stratton Management Company.	N/A	N/A

James A. Beers[2] (44) Chief Financial Officer of the Funds, President of Stratton Monthly Dividend REIT Shares, Inc. and Vice President of Stratton Multi-Cap Fund, Inc. and The Stratton Funds, Inc.	SMCF 1997 SMDS 2001 SFI 1997	Mr. Beers is President and Director of the investment advisor, Stratton Management Company.	N/A	N/A

Gerald M. Van Horn, CFA[4] (34) President of The Stratton Funds, Inc.	Since 2003	Mr. Van Horn is a Director of the investment advisor, Stratton Management Company.	N/A	N/A

Joanne E. Kuzma (53) Chief Compliance Officer and Vice President of the Companies	Chief Compliance Officer Since 2004	Ms. Kuzma is the Director of Trading and Chief Compliance Officer of the investment advisor, Stratton Management Company.	N/A	N/A
Vice President of Compliance Since 1995

Patricia L. Sloan (54) Secretary and Treasurer of the Companies	SMCF Sec. 1980 Treas. 1990 SMDS Sec. 1990 Treas. 1984 SFI 1993	Ms. Sloan is an employee of the investment advisor, Stratton Management Company.	N/A	N/A

*	Directors who are not “interested persons” of the Companies as defined by the 1940 Act, as amended.

**	Directors who are “interested persons” of the Companies as defined by the 1940 Act, as amended.

[1]

Each Director shall serve until the next annual meeting and until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Any Director elected or appointed on or after June 17, 2003 will no longer be eligible to serve as a

Director beginning on January 1 of the year following the year in which such Director attains age 72. Each officer is elected annually by the Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.

[2]

Mr. Stratton is an “interested person” of the funds by reason of his positions with the advisor. Ms. Cannon is considered to be an “interested person” of the funds by reason of her affiliation with the funds’ transfer agent. Mr. Beers is related to Mr. Stratton by marriage.

[3]	Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.

[4]	Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.

Effective as of April 1, 2008, the Security and Other Interests table on page 12 of the Statement of Additional Information under the heading “Management of the Funds” is replaced with the following:

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTORS
James W. Stratton SMCF SMDS SSCV	Over $100,000 Over $100,000 Over $100,000	Over $100,000
Lynne M. Cannon SMCF SMDS SSCV	Over $100,000 Over $100,000 Over $100,000	Over $100,000

DISINTERESTED DIRECTORS
George W. Graner[2] SMCF SMDS SSCV	Over $100,000 None Over $100,000	Over $100,000
John J. Lombard, Jr. SMCF SMDS SSCV	Over $100,000 $1 - $10,000 Over $100,000	Over $100,000
Lois Rothenberger[3] SMCF SMDS SSCV	None None None	None
Richard W. Stevens SMCF SMDS SSCV	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Frank Thomas SMCF SMDS SSCV	None None None	None
H. Drake Williams, Jr. SMCF SMDS SSCV	None None None	None
Joel H. Wilson SMCF SMDS SSCV	$1 - $10,000 $1 - $10,000 $1 - $10,000	$1 - $10,000

[1]

Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and /or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

[2]	Mr. Graner resigned from the Boards of Directors on March 31, 2008.

[3]	Ms. Rothenberger did not serve on the Boards of Directors until April 1, 2008.

Effective as of April 1, 2008, the Compensation of the Directors table on page 14 of the Statement of Additional Information under the heading “Management of the Funds” is replaced with the following:

Name of Director	Aggregate Compensation From each Fund		Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[1] Paid to Directors
George W. Graner[2]			None	None	$14,000
SMCF SMDS SSCV	$ $ $	2,140.34 2,611.40 9,248.26
John J. Lombard, Jr.			None	None	$12,250
SMCF SMDS SSCV	$ $ $	1,740.62 2,244.37 8,265.01
Lois Rothenberger[3]			None	None	$0
SMCF SMDS SSCV	$ $ $	0 0 0

Name of Director	Aggregate Compensation From each Fund		Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[1] Paid to Directors
Richard W. Stevens			None	None	$14,000
SMCF SMDS SSCV	$ $ $	2,140.34 2,611.40 9,248.26
Frank Thomas			None	None	$14,000
SMCF SMDS SSCV	$ $ $	2,140.34 2,611.40 9,248.26
H. Drake Williams, Jr.			None	None	$12,250
SMCF SMDS SSCV	$ $ $	1,865.50 2,281.98 8,102.52
Joel H. Wilson			None	None	$14,000
SMCF SMDS SSCV	$ $ $	2,140.34 2,611.40 9,248.26

1	The “Fund Complex” consists of SMCF, SMDS and The Stratton Funds, Inc.

2	Mr. Graner resigned from the Boards of Directors on March 31, 2008.

3	Ms. Rothenberger did not serve on the Boards of Directors until April 1, 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated April 2, 2008 to the Prospectus dated May 1, 2007

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective as of April 1, 2008, the Directors section contained in the inside back cover of the Prospectus is replaced with the following:

DIRECTORS

Lynne M. Cannon John J. Lombard, Jr. Lois Rothenberger	Richard W. Stevens James W. Stratton Frank Thomas	H. Drake Williams, Jr. Joel H. Wilson

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE